Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Consolidated Statements of Operations [Abstract]
Revenues							$ 2,278	$ 2,278
Cost of goods sold							(1,182)	(1,182)
Gross profit							1,096	1,096
Operating expenses:
Exploration expenses	24,688	2,984,020	377,609	3,452,262	6,193,533	560,075	9,089,387	9,466,996
Mineral rights impairment expense					300,000	4,120,000	9,138,785	9,138,785
Loss on settlements, net			5,816			1,497,500	1,497,500	1,503,316
Inventory impairment							1,469
General and administrative expenses	1,264,494	1,550,168	2,408,699	2,800,364	6,996,043	5,448,667	15,395,323	17,805,491
Total operating expenses	1,289,182	4,534,188	2,792,124	6,252,626	13,489,576	11,626,242	35,122,464	37,914,588
Other (income) expense:
Loss on debt extinguishment			(37,235)	(841,752)	841,752		841,752	(878,987)
Change in fair value of derivative liabilities - warrant instruments	5,997,501	4,654,915	6,240,706	11,603,559	(10,780,342)	6,116,147	1,559,352	4,681,354
Warrant modification expense			(171,150)			1,068,320	1,068,320	(1,239,470)
(Gain) loss on foreign currency transactions	(44,585)	(25,878)	20,149	(40,863)	(14,142)	(1,383)	(10,365)	30,514
Interest expense	(68,744)	(164,795)	(241,259)	(698,284)	1,150,634	410,056	1,568,825	(1,810,084)
Total other (income) expense	5,884,172	4,464,242	5,811,211	10,022,660	(8,802,098)	7,593,140	5,027,884	783,327
Net (income) loss	(4,594,990)	69,946	(3,019,087)	(3,770,034)	(4,687,478)	(19,219,382)	(40,149,252)	37,130,165
Net loss attributable to the noncontrolling interest	(11,716)	(1,270,207)	(156,164)	(1,270,207)	(2,375,407)		(2,375,407)	(2,531,571)
Net (income) loss attributable to Li3 Energy, Inc.	(4,606,706)	(1,200,261)	(3,175,251)	(5,040,241)	(2,312,071)	(19,219,382)	(37,773,845)	34,598,594
Net loss per common share - basic and diluted					$ (0.01)	$ (0.16)
Net income (loss) per common share - basic	$ 0.01	$ 0.00	$ 0.01	$ 0.02
Net income (loss) per common share - diluted	$ 0.01	$ 0.00	$ 0.01	$ 0.02
Weighted average number of common shares outstanding - basic and diluted					313,997,372	123,690,841
Weighted average number of common shares outstanding
Basic	392,681,078	322,152,698	373,707,097	304,987,248
Diluted	413,319,395	338,775,945	389,546,823	321,318,365
Comprehensive income (loss)
Net (income) loss	(4,594,990)	69,946	(3,019,087)	(3,770,034)	(4,687,478)	(19,219,382)	(40,149,252)	37,130,165
Other comprehensive income - foreign currency translation adjustments	(32,409)		83,563		83,563		83,563
Total comprehensive (income) loss	(4,627,399)	69,946	(2,935,524)	(3,770,034)	(4,603,915)	(19,219,382)	(40,065,689)	37,130,165
Comprehensive (income) loss attributable to non-controlling interests	(11,716)	(1,270,207)	(156,164)	(1,270,207)	(2,375,407)		(2,375,407)	(2,531,571)
Comprehensive net income (loss) attributable to Li3 Energy, Inc.	$ (4,639,115)	$ (1,200,261)	$ (3,091,688)	$ (5,040,241)	$ (2,228,508)		$ (37,690,282)	$ 34,598,594